Statements of Changes in Stockholders' Equity Deficiency - CAD ($)	Issued capital [member]	Equity Portion Of Convertible Debentures Reserve [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2018	$ 25,849,950	$ 33,706	$ (26,914,802)	$ (1,031,146)
Beginning balance, Shares at Dec. 31, 2018	1,418,542
IfrsStatementLineItems [Line Items]
Net loss for the year			(147,137)	(147,137)
Shares issued for mineral property interest	$ 7,500			7,500
Shares issued for mineral property interest, Shares	20,000
Ending balance, value at Dec. 31, 2019	$ 25,857,450	33,706	(27,061,939)	(1,170,783)
Ending balance, Shares at Dec. 31, 2019	1,438,542
IfrsStatementLineItems [Line Items]
Net loss for the year			(133,379)	(133,379)
Shares issued for mineral property interest	$ 7,500			7,500
Shares issued for mineral property interest, Shares	20,000
Ending balance, value at Dec. 31, 2020	$ 25,864,950	33,706	(27,195,318)	(1,296,662)
Ending balance, Shares at Dec. 31, 2020	1,458,542
IfrsStatementLineItems [Line Items]
Net loss for the year			(1,044,863)	(1,044,863)
Private placement, net of issuance of costs	$ 20,000			20,000
Private placement, net of issuance of costs, shares	80,000
Shares issued in settlement of debts, net of issuance of costs	$ 1,626,319			1,626,319
Shares issued in settlement of debts, net of issuance of costs, shares	2,957,406
Fractional share adjustment
Fractional share adjustment, shares	(1)
Ending balance, value at Dec. 31, 2021	$ 27,511,269	$ 33,706	$ (28,240,181)	$ (695,206)
Ending balance, Shares at Dec. 31, 2021	4,495,947